Lease (Details) - Schedule of Components of Lease Expense	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)
Schedule of Components of Lease Expense [Abstract]
Operating lease cost	$ 302,870	$ 38,701	$ 304,824	$ 299,721
Total lease cost	$ 302,870	$ 38,701	$ 304,824	$ 299,721